Note 10 - Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2014	2013
U.S. term loan, which matures on May 28, 2019, of $775.0 million; 1.25% of aggregate principal repayable per quarter beginning September 30, 2015; weighted average interest rate of 2.4% for the seven month period ended December 31, 2014	$775,000	$--

U.S. revolving credit facility, which matures on May 28, 2019, with available commitments up to $450.0 million; no borrowings outstanding during the twelve month period ended December 31, 2014	--	--

Canadian revolving credit facility, which matures on May 28, 2019, with available commitments up to $100.0 million; no borrowings outstanding during the twelve month period ended December 31, 2014	--	--

Australian revolving credit facility, which matures May 28, 2019, with available commitments up to $100.0 million; no borrowings outstanding during the twelve month period ended December 31, 2014	--	--

Affiliate debt with Oil States	--	335,171
Total debt	775,000	335,171
Less: Current portion of long-term debt	19,375	--
Long-term debt, less current maturities	$755,625	$335,171

Schedule of Maturities of Long-term Debt [Table Text Block]
2015	$19,375
2016	38,750
2017	38,750
2018	38,750
2019	639,375
$775,000